Personnel expenses - Expected turnover by employees who left employment (Details) - employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Personnel expenses
Number of employees resigned	31	26	17
Number of women employees resigned	12	9	5
Number of men employees resigned	19	17	12
Number of employees resigned under the age of 30 years	4	2	2
Number of employees resigned between 30 and 50 years	20	17	11
Number of employees resigned over 50 years	7	7	4